SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	$ 3,478	$ 4,429	$ 4,506	$ 3,749	$ 3,008
Real Estate Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	1,877	3,104	3,541	2,781	3,008
Healthcare Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	$ 1,601	$ 1,325	$ 965	$ 968